UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21791

Global Income & Currency Fund Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: 12/31

Date of reporting period: 9/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Global Income & Currency Fund Inc.

Schedule of Investments as of September 30, 2010 (unaudited) (Percentages shown are based on Net Assets)

Short-Term Securities			Face Amount	Value
Foreign Commercial Paper**
Mexico - 12.4%	Mexican Cetes, 4.77%, 2/10/11	MXN	143,000,000	$11,157,646
Total Short-Term Securities in Mexico				11,157,646
Turkey - 12.7%	Turkey Government Bond, 7.49%, 2/02/11	TRY	17,000,000	11,468,992
Total Short-Term Securities in Turkey				11,468,992

Short-Term Securities	Maturity Date	Discount Rate		Face Amount
United States - 76.3%
U.S. Government & Agency Obligations** - 73.3%
Fannie Mae	12/01/10	0.39%	USD	4,000,000	3,999,052
Fannie Mae	1/18/11	0.23%		2,000,000	1,999,092
Fannie Mae	4/01/11	0.49%		2,000,000	1,998,180
Fannie Mae	4/28/11	0.50%		1,000,000	998,955
Federal Farm Credit Banks	3/17/11	1.80%		3,000,000	3,021,681
Federal Home Loan Banks	10/20/10	0.27%		2,000,000	1,999,894
Federal Home Loan Banks	11/19/10	0.16%		2,400,000	2,399,609
Federal Home Loan Banks	11/22/10	0.13%		5,000,000	4,999,135
Federal Home Loan Banks	11/30/10	0.14%		3,250,000	3,249,350
Federal Home Loan Banks	12/01/10	0.31%		3,270,000	3,269,225
Federal Home Loan Banks (a)	1/06/11	0.38%		4,000,000	4,001,740
Federal Home Loan Banks (a)	1/25/11	0.28%		4,000,000	3,998,068
Federal Home Loan Banks	2/03/11	0.27%		2,000,000	1,998,888
Federal Home Loan Banks (a)	3/02/11	0.22%		5,000,000	4,996,410
Federal Home Loan Banks (a)	4/28/11	0.48%		1,017,000	1,015,937
Federal Home Loan Banks (a)	6/15/11	0.43%		5,000,000	4,992,860
U.S. Treasury Bills	10/21/10	0.22%		9,000,000	8,999,352
U.S. Treasury Bills	7/28/11	0.30%		5,000,000	4,990,415
U.S. Treasury Notes	2/28/11	0.88%		3,000,000	3,008,436
Total U.S. Government & Agency Obligations					65,936,279

Short-Term Securities		Shares Held
Mutual Funds - 3.0%	AIM Short-Term Investment Trust - Liquid Assets Portfolio - Institutional Class, 0.15% (b)	2,739,672	2,739,672
	Total Short-Term Securities in the United States		68,675,951
	Total Investments (Net Cost - $90,573,528*) - 101.4%		91,302,589
	Liabilities in Excess of Other Assets - (1.4%)		(1,220,557)

	Net Assets - 100.0%		$90,082,032

Global Income & Currency Fund Inc.

Schedule of Investments as of September 30, 2010 (unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$90,573,528

Gross unrealized appreciation	$729,271
Gross unrealized depreciation	(210)

Net unrealized appreciation	$729,061

**	Foreign Commercial Paper and Certain U.S. Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown payable at fixed dates or upon maturity. The interest rates shown are rates in effect at September 30, 2010.
(a)	All or a portion of security has been pledged as collateral in connection with open forward foreign exchange contracts.
(b)	Represents the current yield as of September 30, 2010.

Forward foreign exchange contracts as of September 30, 2010 were as follows:

Foreign Currency Purchased		Foreign Currency Sold		Settlement Date	Appreciation (Depreciation)
BRL	20,622,500	USD	11,687,447	10/04/10	$ 490,715
USD	12,052,893	BRL	20,622,500	10/04/10	(125,269)
EUR	8,800,000	USD	11,857,507	10/18/10	137,605
USD	11,309,760	EUR	8,800,000	10/18/10	(685,352)
USD	11,365,407	GBP	7,300,000	10/18/10	(100,635)
BRL	20,622,500	USD	11,987,735	11/03/10	42,752
USD	2,693,253	TRY	4,000,000	11/15/10	(50,249)
INR	127,859,500	USD	2,825,000	12/06/10	25,405
ZAR	39,744,643	USD	5,650,000	12/15/10	(17,759)
Total Unrealized Depreciation on Forward Foreign Exchange Contracts - Net					$ (282,787)

Currency Abbreviations:
BRL	Brazilian Real	MXN	Mexican Peso
EUR	Euro	TRY	Turkish Lira
GBP	British Pound	USD	U.S. Dollar
INR	Indian Rupee	ZAR	South African Rand

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities.
•

Level 2 - other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding

Global Income & Currency Fund Inc.

Schedule of Investments as of September 30, 2010 (unaudited)

valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	$19,737,875	$71,564,714	-	$91,302,589
Total	$19,737,875	$71,564,714	-	$91,302,589

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	-	$696,477	-	$696,477
Liabilities:
Foreign currency exchange contracts	-	(979,264)	-	(979,264)
Total	-	$(282,787)	-	$(282,787)
[1]	See above Schedule of Investments for values in each country.
[2]	Derivative financial instruments are forward foreign exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the leveling methodology.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ 16,998,203	$-	$-	$(16,998,203)	$-	$-

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Global Income & Currency Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 24, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 24, 2010